REAL ESTATE PROPERTY, NET (Estimated Depreciation Expenses) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Real Estate Properties Estimated Depreciation Expenses [Abstract]
2020	$ 3,497
2021	3,497
2022	3,497
2023 and thereafter	144,303
Estimated amortization expenses	$ 154,794